Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table sets forth SEC required information with respect to the Company’s financial performance and the compensation paid to our Principal Executive Officer(s) (each, a “PEO”) and our non-PEO
NEOs for the fiscal years ended on December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025.

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO A (1)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO B (3)	COMPENSATION ACTUALLY PAID TO PEO A (1)(2)(5)	COMPENSATION ACTUALLY PAID TO PEO B (3)(5)(7)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (4)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (4)(5)(8)	TOTAL SHAREHOLDER RETURN (6)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (LOSS) (9)	ADJUSTED PROPERTY EBITDAR (10)
2025	-	$15,090,901	-	$24,305,795	$4,073,600	$5,506,758	$145.60	$93.85	$327,334,000	$2,224,151,000
2024	-	$15,931,316	-	$14,188,727	$4,158,160	$4,094,550	$77.81	$84.53	$501,078,000	$2,364,917,000
2023	-	$16,152,634	-	$17,456,662	$4,621,082	$5,238,530	$66.70	$75.96	$729,994,000	$2,114,943,000
2022	$7,830,157	$12,229,087	$(698,593)	$6,644,349	$5,265,417	$5,161,405	$59.91	$58.28	$(423,856,000)	$725,387,000
2021	$12,928,747	-	$7,935,501	-	$6,936,390	$7,397,174	$61.77	$78.17	$(755,786,000)	$569,441,000
(1) Effective February 1, 2022, Mr. Billings (“PEO B”) succeeded Matt Maddox (“PEO A”) as the Company’s Chief Executive Officer and the Principal Executive Officer. For the year 2022, the amounts set forth in these columns reflect Mr. Maddox’s compensation for the period between January 1, 2022, and January 31, 2022, including severance. Mr. Maddox was also the PEO of the Company for fiscal year 2021. Mr. Billings was the Company’s Chief Executive Officer and the PEO for 2025, 2024, 2023 and February 1, 2022, through December 31, 2022, for 2022.
(2) For the year 2022, compensation information for Mr. Maddox includes consideration of the terms set forth in the Maddox Transition Agreement, including forfeitures.
(3) The amounts set forth in these columns reflect Mr. Billings’ total compensation. For fiscal year 2022, such amounts include compensation Mr. Billings received as the Company’s Chief Financial Officer for the period between January 1, 2022, and January 31, 2022.
(4) Effective February 1, 2022, Mr. Billings was named the PEO and was excluded from the list of
Non-PEO
NEOs. Mr. Billings’ compensation is included in PEO columns. Effective April 18, 2022,
Ms. Cameron-Doe
was appointed as the Company’s Chief Financial Officer and was named a NEO. Effective December 1, 2024, Ms. Krum was appointed as the Company’s Executive Vice President, General Counsel and Secretary and was named a NEO. For 2025, the Company’s non-PEO
NEOs were
Ms. Cameron-Doe
and Ms. Krum. For 2024, the Company’s
non-PEO
NEOs were
Ms. Cameron-Doe,
Ms. Krum, and Ms. Whittemore. For 2023 and 2022, the Company’s
non-PEO
NEOs were
Ms. Cameron-Doe,
who joined the Company on April 18, 2022, and Ms. Whittemore. For 2021, the Company’s
non-PEO
NEOs were Mr. Billings and Ms. Whittemore.
(5) In calculating the “Compensation Actually Paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant other than the stock price of a subsidiary used in the valuation of subsidiary stock options. NEOs do not receive pension benefits.
(6) The Company TSR and the TSR of the Dow Jones Gambling Index (Ticker: DJUSCA), the Company’s peer group, reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100, including the reinvestment of dividends, on the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
(7) The “Compensation Actually Paid” to PEO B reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table for the 2025 fiscal year, computed in accordance with Item 402(v) of Regulation
S-K:
$9,214,894 represents a change in fair value of equity awards at either the vesting date or December 31, 2025, in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2025 with an aggregate grant date fair value of $9,624,110 were remeasured at $13,901,960, for a change of $4,277,850, as of December 31, 2025, $5,191,605 was granted prior to 2025 and is outstanding at December 31, 2025, and $(254,561) was granted prior to 2025 and vested in 2025.
(8) The average “Compensation Actually Paid” to the
non-PE
Os
reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table for the 2025 fiscal year, computed in accordance with Item 402(v) of Regulation
S-K:
$1,433,159 represents a change in the fair value of equity awards at either the vesting date or December 31, 2025, in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2025 with an average aggregate grant date fair value of $1,943,395 were remeasured at $2,667,619, for a change of $724,225, as of December 31, 2025, $728,404 was granted prior to 2025 and is outstanding at December 31, 2025, and $(19,470) was granted prior to 2025 and vested in 2025.
(9) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(10) We have selected Adjusted Property EBITDAR as our most important financial measure (that is not otherwise required to be disclosed in this table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2025. See the section entitled “2025 Highlights” for a definition of Adjusted Property EBITDAR.

Company Selected Measure Name			Adjusted Property EBITDAR
Named Executive Officers, Footnote	Effective February 1, 2022, Mr. Billings was named the PEO and was excluded from the list of
Non-PEO
NEOs. Mr. Billings’ compensation is included in PEO columns. Effective April 18, 2022,
Ms. Cameron-Doe
was appointed as the Company’s Chief Financial Officer and was named a NEO. Effective December 1, 2024, Ms. Krum was appointed as the Company’s Executive Vice President, General Counsel and Secretary and was named a NEO. For 2025, the Company’s non-PEO
NEOs were
Ms. Cameron-Doe
and Ms. Krum. For 2024, the Company’s
non-PEO
NEOs were
Ms. Cameron-Doe,
Ms. Krum, and Ms. Whittemore. For 2023 and 2022, the Company’s
non-PEO
NEOs were
Ms. Cameron-Doe,
who joined the Company on April 18, 2022, and Ms. Whittemore. For 2021, the Company’s
non-PEO
			NEOs were Mr. Billings and Ms. Whittemore.
Peer Group Issuers, Footnote	The Company TSR and the TSR of the Dow Jones Gambling Index (Ticker: DJUSCA), the Company’s peer group, reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100, including the reinvestment of dividends, on the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote
(7) The “Compensation Actually Paid” to PEO B reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table for the 2025 fiscal year, computed in accordance with Item 402(v) of Regulation
S-K:
$9,214,894 represents a change in fair value of equity awards at either the vesting date or December 31, 2025, in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2025 with an aggregate grant date fair value of $9,624,110 were remeasured at $13,901,960, for a change of $4,277,850, as of December 31, 2025, $5,191,605 was granted prior to 2025 and is outstanding at December 31, 2025, and $(254,561) was granted prior to 2025 and vested in 2025.

Non-PEO NEO Average Total Compensation Amount			$ 4,073,600	$ 4,158,160	$ 4,621,082	$ 5,265,417	$ 6,936,390
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,506,758	4,094,550	5,238,530	5,161,405	7,397,174
Adjustment to Non-PEO NEO Compensation Footnote
(8) The average “Compensation Actually Paid” to the
non-PE
Os
reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table for the 2025 fiscal year, computed in accordance with Item 402(v) of Regulation
S-K:
$1,433,159 represents a change in the fair value of equity awards at either the vesting date or December 31, 2025, in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2025 with an average aggregate grant date fair value of $1,943,395 were remeasured at $2,667,619, for a change of $724,225, as of December 31, 2025, $728,404 was granted prior to 2025 and is outstanding at December 31, 2025, and $(19,470) was granted prior to 2025 and vested in 2025.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay vs. Performance Tabular List
The table below lists our most important performance measures used to link compensation actually paid for our NEOs to company performance, over the fiscal year ended December 31, 2025. The performance measures included in this table are not ranked by relative importance.

PERFORMANCE MEASURE

(1) Adjusted Property EBITDAR

(2) Market Share of Gross Gaming Revenues

(3) Achievement of Forbes Five-Star awards

Total Shareholder Return Amount			$ 145.6	77.81	66.7	59.91	61.77
Peer Group Total Shareholder Return Amount			93.85	84.53	75.96	58.28	78.17
Net Income (Loss)			$ 327,334,000	$ 501,078,000	$ 729,994,000	$ (423,856,000)	$ (755,786,000)
Company Selected Measure Amount			2,224,151,000	2,364,917,000	2,114,943,000	725,387,000	569,441,000
PEO Name	Matt Maddox	Mr. Billings	Mr. Billings	Mr. Billings	Mr. Billings		Mr. Maddox
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Property EBITDAR
Measure:: 2
Pay vs Performance Disclosure
Name			Market Share of Gross Gaming Revenues
Measure:: 3
Pay vs Performance Disclosure
Name			Achievement of Forbes Five-Star awards
Mr. Maddox [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0	$ 7,830,157	$ 12,928,747
PEO Actually Paid Compensation Amount			0	0	0	(698,593)	7,935,501
Mr. Billings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			15,090,901	15,931,316	16,152,634	12,229,087	0
PEO Actually Paid Compensation Amount			24,305,795	$ 14,188,727	$ 17,456,662	$ 6,644,349	$ 0
PEO | Mr. Billings [Member] | Change In Fair Value Of Equity Awards At The Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,214,894
PEO | Mr. Billings [Member] | Aggregate Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,624,110
PEO | Mr. Billings [Member] | Aggregate Grant Date Fair Value Remeasured [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,901,960
PEO | Mr. Billings [Member] | Aggregate Grant Date Fair Value A Change [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,277,850
PEO | Mr. Billings [Member] | Granted Prior to 2025 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,191,605
PEO | Mr. Billings [Member] | Granted Prior To 2025 And Vested In 2025 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(254,561)
Non-PEO NEO | Change In Fair Value Of Equity Awards At The Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,433,159
Non-PEO NEO | Aggregate Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,943,395
Non-PEO NEO | Aggregate Grant Date Fair Value Remeasured [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,667,619
Non-PEO NEO | Aggregate Grant Date Fair Value A Change [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			724,225
Non-PEO NEO | Granted Prior to 2025 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			728,404
Non-PEO NEO | Granted Prior To 2025 And Vested In 2025 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (19,470)